UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadion Money Management, Inc.
Address:  1061 Cliff Dawson Rd
          Watkinsville, GA 30677

Form 13F File Number:  28-11320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Isaac
Title:    Chief Compliance Officer
Phone:    (800) 222-7636

Signature, Place, and Date of Signing:

      /s/ Michael Isaac           Watkinsville, Georgia          May 14, 2013
      -----------------           ---------------------          ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          101
                                         -----------

Form 13F Information Table Value Total:  $ 4,592,915
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- ---------------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                  TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ---------- ------ ----
ABBOTT LABS                   COM              002824100       1,237      35,022 SH       SOLE                    35,022
ISHARES TR                    MSCI ACWI INDX   464288257      89,427   1,762,115 SH       SOLE                 1,762,115
ISHARES INC                   CTR WLD MINVL    464286525       2,281      36,800 SH       SOLE                    36,800
AUTOMATIC DATA PROCESSING IN  COM              053015103       1,202      18,479 SH       SOLE                    18,479
AFLAC INC                     COM              001055102       1,214      23,333 SH       SOLE                    23,333
ISHARES TR                    CORE TOTUSBD ETF 464287226      63,123     570,065 SH       SOLE                   570,065
APTARGROUP INC                COM              038336103       1,196      20,860 SH       SOLE                    20,860
WISDOMTREE TRUST              AUSTRALIA DIV FD 97717W810         848      13,096 SH       SOLE                    13,096
POWERSHARES ETF TR II         BUILD AMER ETF   73937B407         806      26,610 SH       SOLE                    26,610
BAXTER INTL INC               COM              071813109       1,238      17,042 SH       SOLE                    17,042
VANGUARD BD INDEX FD INC      INTERMED TERM    921937819       8,086      91,859 SH       SOLE                    91,859
POWERSHARES ETF TRUST II      SENIOR LN PORT   73936Q769       2,030      80,894 SH       SOLE                    80,894
VANGUARD BD INDEX FD INC      LONG TERM BOND   921937793       4,640      50,632 SH       SOLE                    50,632
BANK MONTREAL QUE             COM              063671101       1,188      18,880 SH       SOLE                    18,880
BROWN & BROWN INC             COM              115236101       1,244      38,838 SH       SOLE                    38,838
VANGUARD BD INDEX FD INC      SHORT TRM BOND   921937827      37,038     457,313 SH       SOLE                   457,313
COMMERCE BANCSHARES INC       COM              200525103       1,247      30,541 SH       SOLE                    30,541
ISHARES TR                    BARCLYS INTER CR 464288638       6,775      60,955 SH       SOLE                    60,955
ISHARES TR                    BARCLAYS CMBS    46429B366         558      10,795 SH       SOLE                    10,795
CONOCOPHILLIPS                COM              20825C104       1,166      19,402 SH       SOLE                    19,402
COSTCO WHSL CORP NEW          COM              22160K105       1,224      11,532 SH       SOLE                    11,532
ISHARES TR                    BARCLYS 1-3YR CR 464288646       8,149      77,211 SH       SOLE                    77,211
CLAYMORE EXCHANGE TRD FD TR   GUGG TIMBER ETF  18383Q879       1,612      70,000 SH       SOLE                    70,000
CHEVRON CORP NEW              COM              166764100       1,173       9,872 SH       SOLE                     9,872
DOMINION RES INC VA NEW       COM              25746U109       1,193      20,508 SH       SOLE                    20,508
SPDR DOW JONES INDL AVRG ETF  UT SER 1         78467X109     261,568   1,799,944 SH       SOLE                 1,799,944
POWERSHARES ETF TR II         ASIA PAC BD PR   73937B753         471      18,740 SH       SOLE                    18,740
WISDOMTREE TRUST              JAPN HEDGE EQT   97717W851     101,967   2,360,888 SH       SOLE                 2,360,888
ECOLAB INC                    COM              278865100       1,223      15,248 SH       SOLE                    15,248
ISHARES TR                    EAFE MIN VOLAT   46429B689       3,516      58,822 SH       SOLE                    58,822
EMERSON ELEC CO               COM              291011104       1,172      20,977 SH       SOLE                    20,977
ENTERGY CORP NEW              COM              29364G103       1,166      18,436 SH       SOLE                    18,436
EATON VANCE CORP              COM NON VTG      278265103       1,247      29,812 SH       SOLE                    29,812
ISHARES TR                    FLTG RATE NT     46429B655      10,118     199,640 SH       SOLE                   199,640
GENERAL MLS INC               COM              370334104       1,236      25,073 SH       SOLE                    25,073
GENUINE PARTS CO              COM              372460105       1,245      15,959 SH       SOLE                    15,959
GRAINGER W W INC              COM              384802104       1,187       5,278 SH       SOLE                     5,278
ISHARES TR                    HGH DIV EQT FD   46429B663     144,004   2,203,238 SH       SOLE                 2,203,238
WISDOMTREE TR                 EUROPE HEDGED EQ 97717X701         848      16,925 SH       SOLE                    16,925
HARRIS CORP DEL               COM              413875105       1,218      26,287 SH       SOLE                    26,287
ISHARES TR                    HIGH YLD CORP    464288513       8,962      94,989 SH       SOLE                    94,989
PIMCO ETF TR                  0-5 HIGH YIELD   72201R783       4,082      39,034 SH       SOLE                    39,034
ISHARES TR                    BARCLYS 7-10 YR  464287440      13,163     122,625 SH       SOLE                   122,625
ISHARES TR                    CORE MSCI EAFE   46432F842     321,839   6,075,871 SH       SOLE                 6,075,871
ISHARES TR                    BARCLYS 3-7 YR   464288661      22,783     184,492 SH       SOLE                   184,492
ISHARES TR                    CORE S&P MCP ETF 464287507       2,863      24,883 SH       SOLE                    24,883
ISHARES TR                    CORE S&P SCP ETF 464287804     228,985   2,630,195 SH       SOLE                 2,630,195
ISHARES TR                    S&P GLB100INDX   464287572       1,713      25,264 SH       SOLE                    25,264
ILLINOIS TOOL WKS INC         COM              452308109       1,146      18,811 SH       SOLE                    18,811
ISHARES TR                    CORE S&P500 ETF  464287200     929,146   5,904,588 SH       SOLE                 5,904,588
ISHARES TR                    RUSSELL10 0 0VAL 464287598     201,342   2,480,498 SH       SOLE                 2,480,498
ISHARES TR                    RUSSELL 2000     464287655     143,012   1,514,481 SH       SOLE                 1,514,481
ISHARES TR                    RUSL 2 000 VALU  464287630       2,959      35,306 SH       SOLE                    35,306
ISHARES TR                    RUSL 2 000 GROW  464287648      86,889     807,220 SH       SOLE                   807,220
ISHARES TR                    RUSSELL MCP VL   464287473       5,880     103,151 SH       SOLE                   103,151
JOHNSON & JOHNSON             COM              478160104       1,229      15,075 SH       SOLE                    15,075
SPDR SERIES TRUST             BRC HGH YLD BD   78464A417       1,091      26,537 SH       SOLE                    26,537
NORDSTROM INC                 COM              655664100       1,222      22,132 SH       SOLE                    22,132
KELLOGG CO                    COM              487836108       1,222      18,967 SH       SOLE                    18,967
LOCKHEED MARTIN CORP          COM              539830109       1,238      12,823 SH       SOLE                    12,823
ISHARES TR                    IBOXX INV CPBD   464287242      25,601     213,516 SH       SOLE                   213,516
PIMCO ETF TR                  15+ YR US TIPS   72201R304         285       4,080 SH       SOLE                     4,080
ISHARES TR                    BARCLYS MBS BD   464288588       9,643      89,334 SH       SOLE                    89,334
MCDONALDS CORP                COM              580135101       1,192      11,959 SH       SOLE                    11,959
SPDR S&P MIDCAP 400 ETF TR    UTSER1 S&PDCRP   78467Y107     125,124     596,626 SH       SOLE                   596,626
MCCORMICK & CO INC            COM NON VTG      579780206       1,253      17,036 SH       SOLE                    17,036
MICROSOFT CORP                COM              594918104       1,189      41,555 SH       SOLE                    41,555
NATIONAL FUEL GAS CO N J      COM              636180101       1,205      19,637 SH       SOLE                    19,637
NORFOLK SOUTHERN CORP         COM              655844108       1,211      15,710 SH       SOLE                    15,710
NORTHEAST UTILS               COM              664397106       1,211      27,854 SH       SOLE                    27,854
ISHARES TR                    S&P 100 IDX FD   464287101       6,020      85,477 SH       SOLE                    85,477
PROCTER & GAMBLE CO           COM              742718109       1,181      15,320 SH       SOLE                    15,320
POWERSHARES ETF TRUST II      DWA EMRG MKTS    73936Q207         864      42,711 SH       SOLE                    42,711
POLARIS INDS INC              COM              731068102       1,241      13,423 SH       SOLE                    13,423
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104       1,379      20,000 SH       SOLE                    20,000
REYNOLDS AMERICAN INC         COM              761713106       1,200      26,968 SH       SOLE                    26,968
RYDEX ETF TRUST               GUG S&P500 EQ WT 78355W106     474,029   7,948,165 SH       SOLE                 7,948,165
RAYTHEON CO                   COM NEW          755111507       1,217      20,706 SH       SOLE                    20,706
SIGMA ALDRICH CORP            COM              826552101       1,186      15,273 SH       SOLE                    15,273
PROSHARES TR                  SHRT HGH YIELD   74347R131         783      25,000 SH       SOLE                    25,000
SOUTHERN CO                   COM              842587107       1,213      25,850 SH       SOLE                    25,850
POWERSHARES ETF TR II         S&P500 LOW VOL   73937B779     222,856   7,170,411 SH       SOLE                 7,170,411
SPDR S&P 500 ETF TR           TR UNIT          78462F103     473,189   3,020,288 SH       SOLE                 3,020,288
PROSHARES TR II               SHT VIX ST TRM   74347W627       1,594      17,500 SH       SOLE                    17,500
SYSCO CORP                    COM              871829107       1,216      34,583 SH       SOLE                    34,583
AT&T INC                      COM              00206R102       1,205      32,844 SH       SOLE                    32,844
ISHARES TR                    BARCLYS 10-20YR  464288653       9,663      72,250 SH       SOLE                    72,250
UNITED TECHNOLOGIES CORP      COM              913017109       1,198      12,827 SH       SOLE                    12,827
VANGUARD INDEX FDS            SMALL CP ETF     922908751       2,735      30,000 SH       SOLE                    30,000
VANGUARD SCOTTSDALE FDS       INT-TERM CORP    92206C870       8,886     101,702 SH       SOLE                   101,702
VANGUARD SCOTTSDALE FDS       SHRT TRM CORP BD 92206C409       1,982      24,676 SH       SOLE                    24,676
VANGUARD WORLD FDS            FINANCIALS ETF   92204A405       3,239      85,000 SH       SOLE                    85,000
VANGUARD WORLD FDS            HEALTH CAR ETF   92204A504       4,146      50,000 SH       SOLE                    50,000
VANGUARD INDEX FDS            S&P 500 ETF SH   922908413     189,025   2,638,542 SH       SOLE                 2,638,542
VANGUARD MALVERN FDS          STRM INFPROIDX   922020805       1,935      38,433 SH       SOLE                    38,433
VANGUARD INDEX FDS            GROWTH ETF       922908736       3,604      46,500 SH       SOLE                    46,500
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605     195,655  10,744,958 SH       SOLE                10,744,958
SELECT SECTOR SPDR TR         SBI INT-INDS     81369Y704      49,792   1,192,328 SH       SOLE                 1,192,328
SELECT SECTOR SPDR TR         SBI CONS STPLS   81369Y308       3,056      76,837 SH       SOLE                    76,837
SELECT SECTOR SPDR TR         SBI HEALTHCARE   81369Y209       6,264     136,156 SH       SOLE                   136,156
SPDR S&P 500 ETF TR           TR UNIT          78462F103         599       3,057 SH  Put  SOLE                     3,057